Working capital - Trade and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	$ 3,123	$ 3,071
Interest payable	415	358
Tax and social security excluding income tax	690	724
Other payables	705	499
Accruals	1,852	1,564
Deferred income	82	84
Dividend payable	61	31
Dividend payable to non-controlling interests	24	23
Trade and other payables	6,952	6,354
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	192	304
Accruals	0	0
Deferred income	0	0
Dividend payable	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	$ 192	$ 304